UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, Suite 1500

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30, 2014

Date of reporting period: December 31, 2013

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

December 31, 2013 (Unaudited)

Causeway International Value Fund	Number of Shares	Value
COMMON STOCK
Belgium — 1.0%
KBC Groep NV	838,195	$47,566

Canada — 2.4%
Imperial Oil Ltd.	2,549,900	112,918

France — 12.6%
AXA SA	1,845,185	51,302
BNP Paribas	1,268,185	98,834
Credit Agricole SA1	213,340	2,731
GDF Suez	1,167,132	27,448
Legrand SA	1,671,364	92,110
Peugeot SA1	1,862,351	24,181
Sanofi-Aventis SA	1,285,978	136,435
Technip SA	854,189	82,093
Total SA	1,336,233	81,858

		596,992

Germany — 9.0%
Bayer AG	524,606	73,660
Daimler AG	1,213,454	105,309
Linde AG	227,465	47,628
SAP AG	719,825	62,425
Siemens AG	1,027,091	140,834

		429,856

Hong Kong — 3.7%
China Merchants Holdings International Co. Ltd.	8,290,000	30,255
CNOOC Ltd.	56,648,000	105,344
Link REIT[2]	4,850,556	23,520
Yue Yuen Industrial Holdings Ltd.	4,861,033	16,236

		175,355

Ireland — 1.1%
Ryanair Holdings PLC ADR[1]	509,900	23,930
Smurfit Kappa Group PLC	1,202,211	29,588

		53,518

Japan — 11.2%
Hitachi Ltd.	8,453,000	64,092
JGC Corp.	1,540,000	60,435
KDDI Corp.	2,171,100	133,773
Nikon Corp.	1,357,000	25,933
Shin-Etsu Chemical Co. Ltd.	1,476,200	86,342

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2013 (Unaudited)

Causeway International Value Fund	Number of Shares	Value
Japan — (continued)
Sumitomo Mitsui Financial Group Inc.	1,161,300	$60,392
Tokyo Electron Ltd.	64,500	3,554
Toyota Motor Corp.	1,576,200	96,109

		530,630

Netherlands — 8.5%
Akzo Nobel NV	2,118,624	164,209
PostNL NV1	6,050,477	34,543
Reed Elsevier NV	7,369,386	156,127
Unilever NV	1,223,986	49,294

		404,173

Singapore — 1.6%
Sembcorp Industries Ltd.	8,422,000	36,639
Sembcorp Marine Ltd.	11,776,000	41,526

		78,165

South Korea — 3.6%
Korea Electric Power Corp.[1]	1,634,130	53,969
KT&G Corp.	997,745	70,468
SK Telecom Co., Ltd.	214,484	46,938

		171,375

Spain — 2.2%
Banco Bilbao Vizcaya Argentaria SA	3,957,870	48,721
Tecnicas Reunidas SA	986,200	53,570

		102,291

Sweden — 1.5%
Skandinaviska Enskilda Banken AB, Class A	5,481,339	72,415

Switzerland — 11.3%
ABB Ltd.	1,949,323	51,540
Givaudan SA	49,617	70,980
Novartis AG	1,708,764	136,956
Roche Holding AG	321,114	89,953
UBS AG	6,031,683	115,491
Zurich Insurance Group AG	242,570	70,361

		535,281

United Kingdom — 26.0%
Aviva PLC	11,101,287	82,670
Balfour Beatty PLC	8,242,830	39,161
Barclays PLC	22,367,979	100,731
BG Group PLC	3,901,831	83,835
British American Tobacco PLC	2,202,074	118,075

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2013 (Unaudited)

Causeway International Value Fund	Number of Shares	Value
United Kingdom — (continued)
Carnival PLC	1,206,214	$49,956
HSBC Holdings PLC	9,730,121	105,592
International Consolidated Airlines Group SA1	11,480,308	76,310
Lloyds Banking Group PLC[1]	74,273,038	97,017
Michael Page International PLC	5,777,566	46,689
Rexam PLC	6,639,344	58,326
Rio Tinto PLC	840,969	47,481
Rolls-Royce Group PLC	2,488,717	52,545
Royal Dutch Shell PLC, Class A	2,922,337	104,673
TESCO PLC	11,201,318	62,018
Vodafone Group PLC	28,576,276	112,151

		1,237,230

Total Common Stock
(Cost $3,829,735) — 95.7%		4,547,765

SHORT-TERM INVESTMENT
Dreyfus Cash Management, Institutional Class, 0.040%**	220,602,014	220,602

Total Short-Term Investment
(Cost $220,602) — 4.6%		220,602

Total Investments — 100.3%
(Cost $4,050,337)‡		4,768,367

Liabilities in Excess of Other Assets — (0.3)%		(14,628)

Net Assets — 100.0%		$4,753,739

*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2013.
1	Non-income producing security.
2	Real Estate Investment Trust

ADR	American Depositary Receipt

SCHEDULE OF INVESTMENTS (000) (concluded)

December 31, 2013 (Unaudited)

Causeway International Value Fund

‡	At December 31, 2013, the tax basis cost of the Fund’s investments was $4,050,337 and the unrealized appreciation and depreciation were $773,608 and ($55,578), respectively.

The table below sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2013:

Investments in Securities	Level 1 (000)	Level 2† (000)	Level 3 (000)	Total (000)
Common Stock
Belgium	$47,566	$—	$—	$47,566
Canada	112,918	—	—	112,918
France	596,992	—	—	596,992
Germany	—	429,856	—	429,856
Hong Kong	175,355	—	—	175,355
Ireland	53,518	—	—	53,518
Japan	—	530,630	—	530,630
Netherlands	404,173	—	—	404,173
Singapore	78,165	—	—	78,165
South Korea	—	171,375	—	171,375
Spain	102,291	—	—	102,291
Sweden	—	72,415	—	72,415
Switzerland	—	535,281	—	535,281
United Kingdom	1,237,230	—	—	1,237,230

Total Common Stock	$2,808,208	$1,739,557	$—	$4,547,765

Short-Term Investment	$220,602	$—	$—	$220,602

Total Investments in Securities	$3,028,810	$1,739,557	$—	$4,768,367

†	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of market holiday closures.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures or foreign market holiday closures. For the period ended December 31, 2013, there were transfers between Level 1 and Level 2 investments in securities.

Amounts designated as “—” are $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-001-1900

Item 2.	Controls and Procedures

(a)  The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)  There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)  Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President
Date: February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President
Date: February 28, 2014

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson, Treasurer
Date: February 28, 2014